SUPPLEMENT DATED FEBRUARY 7, 2005
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
MONTANA TAX-FREE FUND, INC.
ND TAX-FREE FUND, INC.
SOUTH DAKOTA TAX-FREE FUND, INC.

Dated May 1, 2004

TO THE PROSPECTUS AND THE SAI

I.         Under the headings “How to Sell Shares” on page 29 of the prospectus and “Redemptions” on page B-25 of the SAI, please note the following:

a. A properly completed shareholder authorization form must accompany all redemption requests executed through your dealer or agent.

b. Telephone redemption requests by dealers or agents will no longer be processed unless authorized in writing by the shareholder of record.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE